WARRANT LIABILITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average assumptions:
Risk-free interest rate	1.66%	0.67%	0.48%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	1 year 10 months 25 days	2 years 3 months 15 days	1 year 1 month 20 days
Expected stock price volatility	65.69%	72.66%	46.02%
Weighted average fair value	$ 0.32	$ 0.35	$ 0.00